BUSINESS COMBINATION (DETAILS 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill arising on acquisition:
Cash consideration paid	$ 50
Add: fair value of non-controlling interests	25
Add: fair value of interest in equity investee previously held	25
Less: provisional fair values of identifiable net assets acquired	(23)
Goodwill arising on acquisition	77	$ 0
Net cash outflow arising on acquisition is determined as follows:
Cash consideration paid	(75)
Bank balance and cash acquired	56
Payments to Acquire Interest in Subsidiaries and Affiliates	$ (19)	$ 0	$ 0